UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8334
(Address of principal executive offices) (Zip code)

Charles A. Kiraly
Oak Associates, ltd.
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end:     October 31

Date of reporting period:   November 1, 2014 - April 30, 2015

Item 1.  Reports to Stockholders.

OAK
ASSOCIATES FUNDS

SEMI-ANNUAL REPORT

April 30, 2015

White Oak Select Growth Fund | WOGSX

Pin Oak Equity Fund | POGSX

Rock Oak Core Growth Fund | RCKSX

River Oak Discovery Fund | RIVSX

Red Oak Technology Select Fund | ROGSX

Black Oak Emerging Technology Fund | BOGSX

Live Oak Health Sciences Fund | LOGSX

OAK ASSOCIATES, ltd.
Celebrating 30 Years

TABLE of CONTENTS

Shareholder Letter	1
Performance Update
White Oak Select Growth Fund	2
Pin Oak Equity Fund	3
Rock Oak Core Growth Fund	4
River Oak Discovery Fund	5
Red Oak Technology Select Fund	6
Black Oak Emerging Technology Fund	7
Live Oak Health Sciences Fund	8
Important Disclosures	9
Disclosure of Fund Expenses	11
Financial Statements
Schedules of Investments	13
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	38
Notes to Financial Statements	52
Additional Information	61

Shareholder Letter

Dear Fellow Shareholder,

We are pleased to send you the Oak Associates Funds Semi-Annual Report which contains information about the holdings of each of the Funds, along with the Financial Highlights and Statements of Assets and Liabilities, Operations, and Changes in Net Assets for the six-month period ended April 30, 2015. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six-month snapshot of your portfolio, and we urge you to visit our website at www.oakfunds.com for more detailed fund information and market commentaries.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

Oak Associates Funds

Semi-Annual Report | April 30, 2015 (Unaudited)	1

White Oak Select Growth Fund	Performance Update
All data below as of April 30, 2015 (Unaudited)

Fund Data
Ticker Symbol	WOGSX
Share Price	$61.38
Total Net Assets	$251.7 M
Portfolio Turnover	4.75%

Sector Allocation^
Information Technology	39.0%
Financials	32.5%
Health Care	20.7%
Consumer Discretionary	5.0%
Energy	2.2%
Cash & Other Assets	0.6%

Top 10 Holdings^
1.	JPMorgan Chase & Co.	7.3%
2.	Cisco Systems, Inc.	6.9%
3.	Amgen, Inc.	6.8%
4.	CR Bard, Inc.	5.7%
5.	The Charles Schwab Corp.	5.6%
6.	US Bancorp	5.4%
7.	Amazon.com, Inc.	5.0%
8.	Teva Pharmaceutical Industries, Ltd.- ADR	4.8%
9.	ACE, Ltd.	4.8%
10.	Cognizant Technology Solutions Corp.- Class A	4.7%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
White Oak Select Growth Fund	12.02%	13.51%	12.14%	8.12%
S&P 500® Total Return Index[1]	12.98%	16.73%	14.33%	8.32%
Lipper Large-Cap Growth Funds Average[2]	16.13%	15.28%	13.78%	8.80%

Gross/Net Expense Ratio (per the current prospectus): 1.10%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update
All data below as of April 30, 2015 (Unaudited)

Fund Data
Ticker	POGSX
Share Price	$50.69
Total Net Assets	$92.5 M
Portfolio Turnover	6.35%

Sector Allocation^
Financials	39.4%
Information Technology	31.7%
Consumer Discretionary	9.0%
Energy	6.6%
Industrials	6.5%
Consumer Staples	5.6%
Materials	0.6%
Cash & Other Assets	0.6%

Top 10 Holdings^
1.	Wells Fargo & Co.	6.9%
2.	Microsoft Corp.	6.0%
3.	Amdocs, Ltd.	5.9%
4.	The Charles Schwab Corp.	4.9%
5.	Capital One Financial Corp.	4.6%
6.	The Bank of New York Mellon Corp.	4.3%
7.	PepsiCo, Inc.	4.0%
8.	Twenty-First Century Fox, Inc.- Class A	4.0%
9.	Raytheon Co.	3.5%
10.	Nabors Industries, Ltd.	3.4%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Pin Oak Equity Fund	10.34%	16.44%	14.10%	10.80%
Russell 3000® Index TR1,2	12.74%	16.86%	14.33%	8.66%
S&P 500® Total Return Index[3]	12.98%	16.73%	14.33%	8.32%
Lipper Multi-Cap Core Funds Average[4]	10.55%	15.79%	12.63%	7.95%

Gross/Net Expense Ratio (per the current prospectus): 1.13%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Effective February 28, 2015, the Fund changed its benchmark from the S&P 500 Index to the Russell 3000 Index. The Russell 3000 Index was selected as a better reflection of the Fund’s ability to invest in multi-cap securities. 2 Russell Investments is the source and owner of the Russell Index data. 3 Standard & Poor’s is the source and owner of the S&P Index data. 4 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2015 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update
All data below as of April 30, 2015 (Unaudited)

Fund Data
Ticker	RCKSX
Share Price	$13.65
Total Net Assets	$8.6 M
Portfolio Turnover	13.25%

Sector Allocation^
Information Technology	50.8%
Consumer Discretionary	15.2%
Health Care	12.1%
Financials	6.5%
Industrials	6.1%
Energy	5.2%
Consumer Staples	2.1%
Materials	1.8%
Cash & Other Assets	0.2%

Top 10 Holdings^
1.	Computer Sciences Corp.	4.2%
2.	Salesforce.com, Inc.	4.2%
3.	Wyndham Worldwide Corp.	4.0%
4.	CA, Inc.	3.7%
5.	Weatherford International PLC	3.6%
6.	SunTrust Banks, Inc.	3.5%
7.	Western Digital Corp.	3.4%
8.	Catamaran Corp.	3.2%
9.	L-3 Communications Holdings, Inc.	3.1%
10.	Jazz Pharmaceuticals PLC	3.1%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Rock Oak Core Growth Fund	9.00%	13.08%	12.10%	7.69%
S&P 500® Total Return Index[1]	12.98%	16.73%	14.33%	8.32%
Lipper Multi-Cap Growth Funds Average[2]	14.91%	15.35%	13.90%	9.26%

Gross/Net Expense Ratio (per the current prospectus): 1.58%/1.25%

The Adviser has contractually agreed through February 27, 2016, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update
All data below as of April 30, 2015 (Unaudited)

Fund Data
Ticker	RIVSX
Share Price	$14.78
Total Net Assets	$14.4 M
Portfolio Turnover	6.75%

Sector Allocation^
Information Technology	36.9%
Financials	26.6%
Health Care	15.5%
Consumer Discretionary	10.1%
Industrials	5.7%
Energy	1.8%
Cash & Other Assets	3.4%

Top 10 Holdings^
1.	Cirrus Logic, Inc.	5.4%
2.	Amsurg Corp.	4.3%
3.	United Therapeutics Corp.	4.0%
4.	Skullcandy, Inc.	3.8%
5.	Janus Capital Group, Inc.	3.6%
6.	Ambarella, Inc.	3.6%
7.	Fortinet, Inc.	3.5%
8.	Cowen Group, Inc.- Class A	3.4%
9.	PrivateBancorp, Inc.	3.2%
10.	Assurant, Inc.	3.1%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date*
River Oak Discovery Fund	7.16%	12.55%	10.59%	—	7.99%
Russell 2000® Growth Index[1]	14.65%	17.22%	14.94%	—	9.48%
Lipper Small-Cap Growth Funds Average[2]	11.58%	14.73%	13.85%	—	8.54%

* Since 06/30/2005	Gross/Net Expense Ratio (per the current prospectus): 1.48%/1.35%

The Adviser has contractually agreed through February 27, 2016, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Russell Investments is the source and owner of the Russell Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2015 (Unaudited)	5

Red Oak Technology Select Fund	Performance Update
All data below as of April 30, 2015 (Unaudited)

Fund Data
Ticker	ROGSX
Share Price	$17.02
Total Net Assets	$147.4 M
Portfolio Turnover	2.86%

Sector Allocation^
Information Technology	90.0%
Industrials	7.7%
Consumer Discretionary	1.8%
Cash & Other Assets	0.5%

Top 10 Holdings^
1.	Oracle Corp.	5.0%
2.	Cisco Systems, Inc.	4.7%
3.	Microsoft Corp.	4.5%
4.	Northrop Grumman Corp.	4.3%
5.	Western Digital Corp.	3.8%
6.	Apple, Inc.	3.6%
7.	Huntington Ingalls Industries, Inc.	3.4%
8.	Accenture PLC - Class A	3.2%
9.	Check Point Software Technologies, Ltd.	3.2%
10.	Intel Corp.	3.1%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Red Oak Technology Select Fund	12.86%	17.39%	15.84%	11.23%
S&P 500 Equal Weight Information Technology Index[1,2]	19.57%	19.57%	15.30%	10.27%
NASDAQ 100 Index[3]	24.75%	19.05%	18.52%	12.95%
Lipper Science & Technology Funds Average[4]	18.61%	15.42%	13.36%	10.13%

Gross/Net Expense Ratio (per the current prospectus): 1.15%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Effective February 28, 2015, the Fund changed its benchmark from the NASDAQ 100 Index to the S&P 500 Equal Weight Information Technology Index. The S&P 500 Equal Weight Information Technology Index was selected as a better reflection of the Fund’s strategy of investing primarily in technology stocks. 2 Standard & Poor’s is the source and owner of the S&P Index data. 3 NASDAQ is the source and owner of the NASDAQ Index data. 4 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Performance Update
All data below as of April 30, 2015 (Unaudited)

Fund Data
Ticker	BOGSX
Share Price	$4.58
Total Net Assets	$36.0 M
Portfolio Turnover	9.56%

Sector Allocation^
Information Technology	94.3%
Health Care	3.0%
Cash & Other Assets	2.7%

Top 10 Holdings^
1.	Apple, Inc.	6.3%
2.	Cirrus Logic, Inc.	5.9%
3.	Salesforce.com, Inc.	5.0%
4.	CA, Inc.	4.0%
5.	NXP Semiconductors NV	4.0%
6.	AVG Technologies NV	3.9%
7.	Western Digital Corp.	3.8%
8.	Alliance Data Systems Corp.	3.8%
9.	Ambarella, Inc.	3.7%
10.	Computer Sciences Corp.	3.6%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Black Oak Emerging Technology Fund	19.27%	13.77%	11.65%	8.91%
S&P 500 Equal Weight Information Technology Index[1,2]	19.57%	19.57%	15.30%	10.27%
NASDAQ 100 Index[3]	24.75%	19.05%	18.52%	12.95%
Lipper Science & Technology Funds Average[4]	18.61%	15.42%	13.36%	10.13%

Gross/Net Expense Ratio (per the current prospectus): 1.31%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Effective February 28, 2015, the Fund changed its benchmark from the NASDAQ 100 Index to the S&P 500 Equal Weight Information Technology Index. The S&P 500 Equal Weight Information Technology Index was selected as a better reflection of the Fund’s strategy of investing primarily in technology stocks. 2 Standard & Poor’s is the source and owner of the S&P Index data. 3 NASDAQ is the source and owner of the NASDAQ Index data. 4 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2015 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update
All data below as of April 30, 2015 (Unaudited)

Fund Data
Ticker	LOGSX
Share Price	$21.55
Total Net Assets	$54.1 M
Portfolio Turnover	11.14%

Sector Allocation^
Health Care	95.8%
Information Technology	1.4%
Cash & Other Assets	2.8%

Top 10 Holdings^
1.	Medtronic PLC	6.2%
2.	Cardinal Health, Inc.	6.0%
3.	CR Bard, Inc.	5.8%
4.	Amgen, Inc.	5.0%
5.	Anthem, Inc.	4.4%
6.	Becton Dickinson and Co.	4.3%
7.	Teva Pharmaceutical Industries, Ltd.- ADR	4.2%
8.	Merck & Co., Inc.	3.8%
9.	Pfizer, Inc.	3.6%
10.	AstraZeneca PLC - ADR	3.5%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Live Oak Health Sciences Fund	20.22%	22.83%	18.44%	11.10%
S&P 500® Healthcare Index [1]	25.12%	26.38%	20.71%	10.89%
Lipper Health & Biotechnology Funds Average[2]	34.80%	29.59%	22.93%	13.97%

Gross/Net Expense Ratio (per the current prospectus): 1.12%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures
As of April 30, 2015 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Lipper, a Thomson Reuters Company, is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Lipper Health/Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

NASDAQ 100 Index – The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization.

Semi-Annual Report | April 30, 2015 (Unaudited)	9

Important Disclosures
As of April 30, 2015 (Unaudited)

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell 2000 Growth Index – The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Technology Index – The Russell 2000 Technology Index is a capitalization-weighted index of companies that serve the electronics and computer technology industries or that manufacture products based on the latest applied science.

Russell 3000 Index – The Russell 3000 Index measures the performance of 3,000 publicly held US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500 Equal Weight Information Technology Index – The S&P 500 Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500 Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P
500 Index.

S&P 500 Health Care Index – The S&P 500 Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500 Index – The S&P 500 Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

10	1-888-462-5386 | www.oakfunds.com

Disclosure of Fund Expenses
As of April 30, 2015 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these, are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

Semi-Annual Report | April 30, 2015 (Unaudited)	11

Disclosure of Fund Expenses
As of April 30, 2015 (Unaudited)

	Beginning Account Value 11/01/2014	Ending Account Value 04/30/2015	Annualized Expense Ratio	Expenses Paid During the Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,033.90	1.09%	$5.50
Hypothetical 5% Return	$1,000.00	$1,019.39	1.09%	$5.46
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,031.70	1.10%	$5.54
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,036.30	1.25%	$6.31
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$1,060.50	1.35%	$6.90
Hypothetical 5% Return	$1,000.00	$1,018.10	1.35%	$6.76
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,059.70	1.11%	$5.67
Hypothetical 5% Return	$1,000.00	$1,019.29	1.11%	$5.56
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,077.60	1.25%	$6.44
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,075.20	1.08%	$5.56
Hypothetical 5% Return	$1,000.00	$1,019.44	1.08%	$5.41

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (5.0%)
Internet & Catalog Retail (5.0%)
Amazon.com, Inc.(a)	29,600	$12,484,688

ENERGY (2.2%)
Energy Equipment & Services (1.5%)
Transocean, Ltd.	195,000	3,669,900

Oil, Gas & Consumable Fuels (0.7%)
Exxon Mobil Corp.	20,000	1,747,400

FINANCIALS (32.5%)
Capital Markets (5.6%)
The Charles Schwab Corp.	465,000	14,182,500

Commercial Banks (14.7%)
CIT Group, Inc.	190,400	8,573,712
M&T Bank Corp.	60,000	7,180,200
TCF Financial Corp.	487,000	7,626,420
US Bancorp	320,000	13,718,400
		37,098,732
Diversified Financial Services (7.3%)
JPMorgan Chase & Co.	289,400	18,307,444

Insurance (4.9%)
ACE, Ltd.	114,000	12,196,860

HEALTH CARE (20.7%)
Biotechnology (6.8%)
Amgen, Inc.	108,000	17,054,280

Health Care Equipment & Supplies (5.7%)
CR Bard, Inc.	86,300	14,375,854

Health Care Providers & Services (3.4%)
Express Scripts Holding Co.(a)	99,000	8,553,600

Pharmaceuticals (4.8%)
Teva Pharmaceutical Industries, Ltd. - ADR	202,000	12,204,840

INFORMATION TECHNOLOGY (39.0%)
Communications Equipment (9.6%)
Cisco Systems, Inc.	603,000	17,384,490

Semi-Annual Report | April 30, 2015 (Unaudited)	13

Schedules of Investments	White Oak Select Growth Fund
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
Communications Equipment (continued)
Qualcomm, Inc.	99,100	$6,738,800
		24,123,290
Internet Software & Services (9.4%)
Google, Inc. - Class A(a)	15,850	8,698,005
Google, Inc. - Class C(a)	16,495	8,863,509
Salesforce.com, Inc.(a)	82,900	6,036,778
		23,598,292
IT Services (8.9%)
Cognizant Technology Solutions Corp. - Class A(a)	204,000	11,942,160
International Business Machines Corp.	61,900	10,602,851
		22,545,011
Semiconductors & Semiconductor Equipment (8.6%)
Broadcom Corp. - Class A	38,000	1,679,790
KLA-Tencor Corp.	179,800	10,572,240
Xilinx, Inc.	220,000	9,539,200
		21,791,230
Software (2.5%)
Symantec Corp.	250,000	6,231,250

TOTAL COMMON STOCKS (Cost $227,683,765)		250,165,171

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,535,332	1,535,332

TOTAL SHORT TERM INVESTMENTS (Cost $1,535,332)		1,535,332

TOTAL INVESTMENTS - (100.0%) (Cost $229,219,097)		$251,700,503

Assets in Excess of Other Liabilities - (0.0%)(b)		16,064

NET ASSETS - (100.0%)		$251,716,567

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

14	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (9.0%)
Internet & Catalog Retail (2.5%)
Amazon.com, Inc.(a)	5,550	$2,340,879

Media (6.5%)
The Interpublic Group of Cos., Inc.	110,000	2,292,400
Twenty-First Century Fox, Inc. - Class A	109,000	3,714,720
		6,007,120
CONSUMER STAPLES (5.6%)
Beverages (4.0%)
PepsiCo, Inc.	39,300	3,738,216

Household Products (1.6%)
Energizer Holdings, Inc.	10,500	1,434,510

ENERGY (6.6%)
Energy Equipment & Services (3.9%)
Nabors Industries, Ltd.	189,100	3,157,970
Transocean, Ltd.	25,000	470,500
		3,628,470
Oil, Gas & Consumable Fuels (2.7%)
Royal Dutch Shell PLC - ADR	38,981	2,472,565

FINANCIALS (39.4%)
Capital Markets (9.2%)
The Bank of New York Mellon Corp.	95,000	4,022,300
The Charles Schwab Corp.	147,551	4,500,305
		8,522,605
Commercial Banks (18.6%)
CIT Group, Inc.	62,500	2,814,375
First Bancorp	50,135	813,691
Great Southern Bancorp, Inc.	55,845	2,201,410
International Bancshares Corp.	99,500	2,585,010
SunTrust Banks, Inc.	59,000	2,448,500
Wells Fargo & Co.	115,000	6,336,500
		17,199,486
Consumer Finance (4.6%)
Capital One Financial Corp.	52,400	4,236,540

Insurance (7.0%)
Assurant, Inc.	13,500	829,710
Everest Re Group, Ltd.	14,100	2,522,631

Semi-Annual Report | April 30, 2015 (Unaudited)	15

Schedules of Investments	Pin Oak Equity Fund
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
Insurance (continued)
The Travelers Cos., Inc.	31,000	$3,134,410
		6,486,751
INDUSTRIALS (6.5%)
Aerospace & Defense (3.5%)
Raytheon Co.	31,300	3,255,200

Machinery (3.0%)
Parker-Hannifin Corp.	23,000	2,745,280

INFORMATION TECHNOLOGY (31.7%)
Electronic Equipment & Instruments (2.7%)
Flextronics International, Ltd.(a)	220,000	2,535,500

Internet Software & Services (6.6%)
Google, Inc. - Class A(a)	3,500	1,920,695
Google, Inc. - Class C(a)	3,510	1,885,854
IAC/InterActive Corp.	32,256	2,252,114
		6,058,663
IT Services (12.1%)
Amdocs, Ltd.	98,372	5,417,346
Paychex, Inc.	55,549	2,688,016
The Western Union Co.	154,000	3,123,120
		11,228,482
Semiconductors & Semiconductor Equipment (4.3%)
KLA-Tencor Corp.	21,800	1,281,840
Xilinx, Inc.	61,500	2,666,640
		3,948,480
Software (6.0%)
Microsoft Corp.	113,300	5,510,912

MATERIALS (0.6%)
Metals & Mining (0.6%)
Teck Resources, Ltd. - Class B	38,814	589,197

TOTAL COMMON STOCKS (Cost $77,922,694)		91,938,856

16	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (0.4%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	324,858	$324,858

TOTAL SHORT TERM INVESTMENTS (Cost $324,858)		324,858

TOTAL INVESTMENTS - (99.8%) (Cost $78,247,552)		$92,263,714

Assets in Excess of Other Liabilities - (0.2%)		203,511

NET ASSETS - (100.0%)		$92,467,225

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2015 (Unaudited)	17

Schedules of Investments	Rock Oak Core Growth Fund
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.8%)
CONSUMER DISCRETIONARY (15.2%)
Hotels, Restaurants & Leisure (4.0%)
Wyndham Worldwide Corp.	4,000	$341,600

Leisure Products (2.6%)
Mattel, Inc.	7,850	221,056

Media (3.1%)
Liberty Media Corp. - Class A(a)	6,900	264,822

Specialty Retail (2.8%)
Staples, Inc.	14,850	242,352

Textiles, Apparel & Luxury Goods (2.7%)
Under Armour, Inc.(a)	3,000	232,650

CONSUMER STAPLES (2.1%)
Beverages (2.1%)
Molson Coors Brewing Co. - Class B	2,400	176,424

ENERGY (5.2%)
Energy Equipment & Services (5.2%)
National Oilwell Varco, Inc.	2,500	136,025
Weatherford International PLC(a)	21,050	306,278
		442,303
FINANCIALS (6.5%)
Commercial Banks (3.5%)
SunTrust Banks, Inc.	7,200	298,800

Insurance (3.0%)
The Hartford Financial Services Group, Inc.	6,400	260,928

HEALTH CARE (12.1%)
Health Care Providers & Services (3.2%)
Catamaran Corp.(a)	4,600	273,010

Life Sciences Tools & Services (5.8%)
Affymetrix, Inc.(a)	20,000	242,600
Illumina, Inc.(a)	1,400	257,950
		500,550
Pharmaceuticals (3.1%)
Jazz Pharmaceuticals PLC(a)	1,500	268,050

18	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
INDUSTRIALS (6.1%)
Aerospace & Defense (3.1%)
L-3 Communications Holdings, Inc.	2,350	$270,039

Professional Services (3.0%)
Nielsen NV	5,650	253,911

INFORMATION TECHNOLOGY (50.8%)
Communications Equipment (3.1%)
F5 Networks, Inc.(a)	2,150	262,343

Computers & Peripherals (6.1%)
NetApp, Inc.	6,400	232,000
Western Digital Corp.	3,000	293,220
		525,220
Electronic Equipment & Instruments (2.3%)
Amphenol Corp. - Class A	3,500	193,795

Internet Software & Services (6.1%)
NetEase.com, Inc. - ADR	1,250	160,237
Salesforce.com, Inc.(a)	5,000	364,100
		524,337
IT Services (9.1%)
Cognizant Technology Solutions Corp. - Class A(a)	2,800	163,912
Computer Sciences Corp.	5,650	364,143
Vantiv, Inc. - Class A(a)	6,550	256,105
		784,160
Semiconductors & Semiconductor Equipment (8.9%)
Broadcom Corp. - Class A	5,400	238,707
Linear Technology Corp.	5,500	253,715
Xilinx, Inc.	6,150	266,664
		759,086
Software (12.3%)
Autodesk, Inc.(a)	4,200	238,686
CA, Inc.	9,950	316,111
Symantec Corp.	9,700	241,773
Workday, Inc. - Class A(a)	2,800	255,388
		1,051,958
Technology Hardware, Storage & Peripherals (2.9%)
Seagate Technology PLC	4,300	252,496

Semi-Annual Report | April 30, 2015 (Unaudited)	19

Schedules of Investments	Rock Oak Core Growth Fund
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
MATERIALS (1.8%)
Chemicals (1.8%)
CF Industries Holdings, Inc.	550	$158,108

TOTAL COMMON STOCKS (Cost $6,131,255)		8,557,998

SHORT TERM INVESTMENTS (0.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	25,302	25,302

TOTAL SHORT TERM INVESTMENTS (Cost $25,302)		25,302

TOTAL INVESTMENTS - (100.1%) (Cost $6,156,557)		$8,583,300

Liabilities in Excess of Other Assets - (-0.1%)		(5,774)

NET ASSETS - (100.0%)		$8,577,526

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depository Receipt
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

20	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.6%)
CONSUMER DISCRETIONARY (10.1%)
Diversified Consumer Services (0.9%)
Weight Watchers International, Inc.(a)	14,350	$122,693

Household Durables (3.8%)
Skullcandy, Inc.(a)	50,300	543,743

Leisure Equipment & Products (0.5%)
LeapFrog Enterprises, Inc.(a)	32,700	73,902

Specialty Retail (4.9%)
Ann Taylor Stores Corp.(a)	10,150	384,279
Guess? Inc.	17,950	328,664
		712,943
ENERGY (1.8%)
Energy Equipment & Services (1.8%)
ION Geophysical Corp.(a)	112,550	256,614

FINANCIALS (26.6%)
Capital Markets (11.4%)
Calamos Asset Management, Inc. - Class A	30,700	379,759
Cowen Group, Inc. - Class A(a)	86,900	485,771
FBR & Co.(a)	11,650	250,009
Janus Capital Group, Inc.	29,400	526,260
		1,641,799
Commercial Banks (7.4%)
PrivateBancorp, Inc.	12,300	455,961
Union First Market Bankshares Corp.	14,050	305,728
Zions Bancorporation	10,800	306,018
		1,067,707
Insurance (7.8%)
Assurant, Inc.	7,350	451,731
CNO Financial Group, Inc.	14,000	238,000
Symetra Financial Corp.	18,250	433,438
		1,123,169
HEALTH CARE (15.5%)
Biotechnology (4.0%)
United Therapeutics Corp.(a)	3,650	582,869

Health Care Providers & Services (8.9%)
Alliance HealthCare Services, Inc.(a)	12,300	261,621
Amsurg Corp.(a)	9,950	624,064

Semi-Annual Report | April 30, 2015 (Unaudited)	21

Schedules of Investments	River Oak Discovery Fund
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
Health Care Providers & Services (continued)
Magellan Health, Inc.(a)	6,350	$401,955
		1,287,640
Heath Care Technology (2.6%)
Quality Systems, Inc.	23,800	371,161

INDUSTRIALS (5.7%)
Construction & Engineering (1.7%)
Argan, Inc.	7,650	247,171

Machinery (1.9%)
Proto Labs, Inc.(a)	4,000	280,000

Trading Companies & Distribution (2.1%)
CAI International, Inc.(a)	12,450	296,559

INFORMATION TECHNOLOGY (36.9%)
Communications Equipment (1.6%)
Ruckus Wireless, Inc.(a)	20,000	233,600

Electronic Equipment & Instruments (7.7%)
Dolby Laboratories, Inc. - Class A	7,200	289,872
Fabrinet(a)	20,850	377,594
Hollysys Automation Technologies, Ltd.	15,500	340,535
Newport Corp.(a)	5,258	100,270
		1,108,271
Internet Software & Services (2.5%)
MercadoLibre, Inc.	2,500	355,825

Semiconductors & Semiconductor Equipment (17.4%)
Advanced Energy Industries, Inc.(a)	14,450	353,447
Ambarella, Inc.(a)	7,100	519,365
Cirrus Logic, Inc.(a)	22,900	773,562
Kulicke & Soffa Industries, Inc.(a)	29,700	448,767
Silicon Motion Technology Corp. - ADR	14,300	419,133
		2,514,274
Software (7.7%)
AVG Technologies NV(a)	7,000	167,440
Fortinet, Inc.(a)	13,450	507,603
Verint Systems, Inc.(a)	6,950	426,938
		1,101,981
TOTAL COMMON STOCKS (Cost $10,917,739)		13,921,921

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (3.5%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	507,560	$507,560

TOTAL SHORT TERM INVESTMENTS (Cost $507,560)		507,560

TOTAL INVESTMENTS - (100.1%) (Cost $11,425,299)		$14,429,481

Liabilities in Excess of Other Assets - (-0.1%)		(9,135)

NET ASSETS - (100.0%)		$14,420,346

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2015 (Unaudited)	23

Schedules of Investments	Red Oak Technology Select Fund
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (1.8%)
Internet & Catalog Retail (1.8%)
Amazon.com, Inc.(a)	6,450	$2,720,481

INDUSTRIALS (7.7%)
Aerospace & Defense (7.7%)
Huntington Ingalls Industries, Inc.	38,466	5,061,741
Northrop Grumman Corp.	41,300	6,361,852
		11,423,593
INFORMATION TECHNOLOGY (90.0%)
Communications Equipment (9.8%)
Cisco Systems, Inc.	242,000	6,976,860
Juniper Networks, Inc.	143,000	3,779,490
Qualcomm, Inc.	55,300	3,760,400
		14,516,750
Computers & Peripherals (16.8%)
Apple, Inc.	42,420	5,308,863
EMC Corp.	135,200	3,638,232
Hewlett‐Packard Co.	127,500	4,203,675
Lexmark International, Inc. ‐ Class A	54,000	2,397,060
NetApp, Inc.	100,000	3,625,000
Western Digital Corp.	57,100	5,580,954
		24,753,784
Electronic Equipment & Instruments (8.4%)
Arrow Electronics, Inc.(a)	69,900	4,173,729
Corning, Inc.	170,000	3,558,100
Flextronics International, Ltd.(a)	23,000	265,075
Ingram Micro, Inc. ‐ Class A(a)	131,600	3,311,056
Keysight Technologies, Inc.(a)	31,000	1,037,260
		12,345,220
Internet Software & Services (6.4%)
Google, Inc. ‐ Class A(a)	5,100	2,798,727
Google, Inc. ‐ Class C(a)	6,016	3,232,890
IAC/InterActive Corp.	48,600	3,393,252
		9,424,869
IT Services (10.9%)
Accenture PLC ‐ Class A	51,300	4,752,945
Alliance Data Systems Corp.(a)	6,200	1,843,322
Computer Sciences Corp.	56,000	3,609,200
CSG Systems International, Inc.	15,519	451,913
International Business Machines Corp.	25,900	4,436,411
Total System Services, Inc.	26,000	1,028,560
		16,122,351

24	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (14.5%)
Cypress Semiconductor Corp.	71,729	$955,430
Intel Corp.	140,500	4,573,275
KLA‐Tencor Corp.	67,600	3,974,880
Marvell Technology Group, Ltd.	258,400	3,620,184
NVIDIA Corp.	180,000	3,995,100
Xilinx, Inc.	96,400	4,179,904
		21,298,773
Software (23.2%)
CA, Inc.	102,000	3,240,540
Check Point Software Technologies, Ltd.(a)	56,600	4,724,968
Microsoft Corp.	135,000	6,566,400
Oracle Corp.	170,000	7,415,400
Red Hat, Inc.(a)	50,500	3,800,630
Symantec Corp.	176,000	4,386,800
Synopsys, Inc.(a)	85,300	3,998,864
		34,133,602
TOTAL COMMON STOCKS (Cost $108,851,337)		146,739,423

SHORT TERM INVESTMENTS (0.5%)

Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	720,092	720,092

TOTAL SHORT TERM INVESTMENTS (Cost $720,092)		720,092

TOTAL INVESTMENTS ‐ (100.0%) (Cost $109,571,429)		$147,459,515

Liabilities in Excess of Other Assets - (0.0%)(b)		(57,676)

NET ASSETS - (100.0%)		$147,401,839

(a) Non-income producing security.
(b) Less than 0.05%.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2015 (Unaudited)	25

Schedules of Investments	Black Oak Emerging Technology Fund
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.3%)
HEALTH CARE (3.0%)
Life Sciences Tools & Services (3.0%) Illumina, Inc.(a)	5,800	$1,068,650

INFORMATION TECHNOLOGY (94.3%)
Communications Equipment (11.4%)
Arista Networks, Inc.(a)	13,650	873,737
F5 Networks, Inc.(a)	7,150	872,443
Palo Alto Networks, Inc.(a)	5,900	871,548
Qualcomm, Inc.	11,400	775,200
Ruckus Wireless, Inc.(a)	61,100	713,648
		4,106,576
Computers & Peripherals (14.8%)
3D Systems Corp.(a)	11,600	291,044
Apple, Inc.	18,200	2,277,730
EMC Corp.	43,100	1,159,821
Stratasys, Ltd.(a)	6,300	235,935
Western Digital Corp.	14,150	1,383,021
		5,347,551
Electronic Equipment & Instruments (4.3%)
Arrow Electronics, Inc.(a)	18,000	1,074,780
Newport Corp.(a)	24,142	460,388
		1,535,168
Internet Software & Services (9.2%)
Baidu, Inc. - ADR(a)	2,600	520,728
MercadoLibre, Inc.	6,900	982,077
Salesforce.com, Inc.(a)	24,800	1,805,936
		3,308,741
IT Services (8.9%)
Alliance Data Systems Corp.(a)	4,550	1,352,760
Cognizant Technology Solutions Corp. - Class A(a)	9,600	561,984
Computer Sciences Corp.	19,950	1,285,778
		3,200,522
Semiconductors & Semiconductor Equipment (19.0%)
Ambarella, Inc.(a)	18,250	1,334,987
Cirrus Logic, Inc.(a)	62,800	2,121,384
Lam Research Corp.	9,800	740,684
NXP Semiconductors NV(a)	14,850	1,427,382
Silicon Motion Technology Corp. ‐ ADR	41,000	1,201,710
		6,826,147
Software (23.8%)
AVG Technologies NV(a)	59,350	1,419,652
CA, Inc.	45,100	1,432,827
Citrix Systems, Inc.(a)	9,800	658,168

26	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value
Software (continued)
CommVault Systems, Inc.(a)	23,100	$1,056,825
Fortinet, Inc.(a)	22,700	856,698
Infoblox, Inc.(a)	39,750	936,510
Qualys, Inc.(a)	23,700	1,173,624
SolarWinds, Inc.(a)	20,850	1,017,063
		8,551,367
Technology Hardware, Storage & Peripherals (2.9%)
SanDisk Corp.	15,900	1,064,346

TOTAL COMMON STOCKS (Cost $24,193,222)		35,009,068

SHORT TERM INVESTMENTS (2.8%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,000,642	1,000,642

TOTAL SHORT TERM INVESTMENTS (Cost $1,000,642)		1,000,642

TOTAL INVESTMENTS - (100.1%) (Cost $25,193,864)		$36,009,710

Liabilities in Excess of Other Assets - (- 0.1%)		(34,385)

NET ASSETS - (100.0%)		$35,975,325

(a) Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2015 (Unaudited)	27

Schedules of Investments	Live Oak Health Sciences Fund
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.2%)
HEALTH CARE (95.8%)
Biotechnology (5.2%)
Amgen, Inc.	17,300	$2,731,843
Targacept, Inc.(a)	23,881	54,926
		2,786,769
Health Care Equipment & Supplies (22.7%)
Becton Dickinson and Co.	16,400	2,310,268
CR Bard, Inc.	18,800	3,131,704
Greatbatch, Inc.(a)	12,684	683,921
Medtronic PLC	44,796	3,335,062
Stryker Corp.	17,000	1,568,080
Zimmer Holdings, Inc.	11,700	1,285,128
		12,314,163
Health Care Providers & Services (32.4%)
Anthem, Inc.	15,700	2,369,601
Cardinal Health, Inc.	38,800	3,272,392
Cigna Corp.	11,700	1,458,288
DaVita HealthCare Partners, Inc.(a)	11,700	948,870
McKesson Corp.	4,950	1,105,830
Omnicare, Inc.	17,100	1,504,458
Owens & Minor, Inc.	45,080	1,520,098
Patterson Cos., Inc.	28,400	1,333,522
Quest Diagnostics, Inc.	14,100	1,007,022
UnitedHealth Group, Inc.	12,000	1,336,800
VCA, Inc.(a)	33,300	1,697,301
		17,554,182
Life Sciences Tools & Services (7.4%)
Bio‐Techne Corp.	8,900	854,044
Charles River Laboratories International, Inc.(a)	19,000	1,314,040
Waters Corp.(a)	14,700	1,840,293
		4,008,377
Pharmaceuticals (28.1%)
AstraZeneca PLC - ADR	27,700	1,896,896
Eli Lilly & Co.	18,000	1,293,660
GlaxoSmithKline PLC - ADR	25,900	1,195,285
Johnson & Johnson	14,700	1,458,240
Mallinckrodt PLC(a)	1,887	213,571
Merck & Co., Inc.	35,000	2,084,600
Novartis AG - ADR	16,700	1,700,060
Pfizer, Inc.	56,654	1,922,270
Sanofi - ADR	22,892	1,157,191
Teva Pharmaceutical Industries, Ltd. - ADR	37,700	2,277,834
		15,199,607

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Live Oak Health Sciences Fund	Schedules of Investments
As of April 30, 2015 (Unaudited)

Security Description	Shares	Value

INFORMATION TECHNOLOGY (1.4%)
Electronic Equipment & Instruments (1.4%)
Keysight Technologies, Inc.(a)	22,500	$752,850

TOTAL COMMON STOCKS (Cost $31,463,292)		52,615,948

SHORT TERM INVESTMENTS (3.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,789,774	1,789,774

TOTAL SHORT TERM INVESTMENTS (Cost $1,789,774)		1,789,774

TOTAL INVESTMENTS - (100.5%) (Cost $33,253,066)		$54,405,722

Liabilities in Excess of Other Assets - (- 0.5%)		(257,770)

NET ASSETS - (100.0%)		$54,147,952

(a) Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | April 30, 2015 (Unaudited)	29

Statements of Assets and Liabilities
As of April 30, 2015 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

Investments at cost	$229,219,097	$78,247,552
ASSETS:
Investments at fair value	$251,700,503	$92,263,714
Receivable for capital shares sold	3,686	625
Receivable for investment securities sold	262,805	350,612
Dividends and interest receivable	19,125	16,156
Prepaid expenses	24,521	24,325
Total Assets	252,010,640	92,655,432
LIABILITIES:
Payable for fund shares redeemed	8,411	77,814
Investment advisory fees payable	153,923	56,433
Administration fees payable	17,477	6,807
Trustees’ fees payable	16,124	6,268
Payable for investment securities purchased	–	–
Principal financial officer fees payable	342	134
Printing fees payable	13,333	5,540
Transfer agent fees payable	37,784	14,269
Legal and audit fees payable	32,348	15,512
Other accrued expenses	14,331	5,430
Total Liabilities	294,073	188,207
Total Net Assets	$251,716,567	$92,467,225
NET ASSETS:

Paid-in capital (unlimited authorization - no par value)	$255,504,244	$76,841,907

Accumulated undistributed net investment income (loss)	1,376,715	275,982
Accumulated net realized gain (loss) on investments	(27,645,798)	1,333,174
Net unrealized appreciation on investments	22,481,406	14,016,162
Total Net Assets	$251,716,567	$92,467,225
PORTFOLIO SHARES:
Net Assets	$251,716,567	$92,467,225
Total shares outstanding at end of period	4,100,874	1,824,050
Net assets value, offering and redemption price per share (net assets ÷ shares outstanding)	$61.38	$50.69

The accompanying notes are an integral part of the financial statements.
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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$6,156,557	$11,425,299	$109,571,429	$25,193,864	$33,253,066

$8,583,300	$14,429,481	$147,459,515	$36,009,710	$54,405,722
5	–	14,471	350	5,434
–	–	49,694	–	–
2,322	724	52,331	4,776	4,146
12,454	16,374	26,612	12,728	20,944
8,598,081	14,446,579	147,602,623	36,027,564	54,436,246

1,140	–	32,891	102	57,054
3,458	9,933	89,918	22,001	33,836
1,606	1,605	10,474	2,916	4,300
547	845	9,048	2,053	2,728
–	–	–	–	169,120
12	18	186	40	47
581	827	7,253	1,824	2,001
2,128	1,632	25,169	9,116	4,677
10,571	10,507	17,713	12,253	11,494
512	866	8,132	1,933	3,037
20,555	26,233	200,784	52,238	288,294
$8,577,526	$14,420,346	$147,401,839	$35,975,326	$54,147,952

$5,945,560	$11,045,901	$110,159,609	$24,466,568	$29,701,946

1,156	(18,463)	469,406	(204,057)	105,597
204,068	388,726	(1,115,262)	896,969	3,187,753
2,426,742	3,004,182	37,888,086	10,815,846	21,152,656
$8,577,526	$14,420,346	$147,401,839	$35,975,326	$54,147,952

$8,577,526	$14,420,346	$147,401,839	$35,975,326	$54,147,952
628,278	975,722	8,660,078	7,854,354	2,512,289

$13.65	$14.78	$17.02	$4.58	$21.55

Semi-Annual Report | April 30, 2015 (Unaudited)	31

Statements of Operations
For the Six Months Ended April 30, 2015 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME:
Dividends	$5,244,226	$1,258,838
Less: Foreign withholding tax	(19,581)	(11,647)
Total Investment Income	5,224,645	1,247,191
EXPENSES:
Investment advisory fees	933,694	342,988
Administration fees	102,786	38,507
Trustees’ fees	45,981	16,952
Legal and audit fees	59,886	25,720
Transfer agent fees	77,517	33,705
Sub Transfer Agent Fees	76,169	21,499
Registration fees	11,049	8,359
Printing fees	25,183	8,297
Custodian fees	5,412	2,116
Principal financial officer fees	2,093	777
Insurance and other fees	30,872	12,303
Total Expenses	1,370,642	511,223
Less: Investment advisory fees waived	–	–
Net Expenses	1,370,642	511,223
Net Investment Income (Loss)	3,854,003	735,968
Net realized gain on securities sold	2,897,380	1,333,184
Net change in unrealized appreciation of investment securities	1,748,109	859,875
Net Realized and Unrealized Gain on Investments	4,645,489	2,193,059
Net Increase in Net Assets Resulting From Operations	$8,499,492	$2,929,027

The accompanying notes are an integral part of the financial statements.
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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$61,380	$76,171	$2,304,770	$114,693	$460,195
(399)	–	–	(26)	(10,164)
60,981	76,171	2,304,770	114,667	450,031

31,282	63,089	543,535	129,600	195,185
4,840	6,804	60,406	14,993	22,384
1,540	2,503	26,167	6,169	8,939
7,976	9,729	35,311	13,945	16,883
7,245	6,702	51,164	29,204	13,661
302	454	55,166	7,228	6,879
8,296	8,924	2,382	8,822	8,828
896	1,271	15,358	3,392	4,200
293	526	3,371	871	1,251
71	114	1,200	281	411
1,592	2,204	18,472	4,530	6,639
64,333	102,320	812,532	219,035	285,260
(11,491)	(7,686)	–	–	–
52,842	94,634	812,532	219,035	285,260
8,139	(18,463)	1,492,238	(104,368)	164,771
204,069	388,730	2,003,750	1,307,560	3,190,368

90,657	455,957	4,951,090	1,443,650	412,086
294,726	844,687	6,954,840	2,751,210	3,602,454
$302,865	$826,224	$8,447,078	$2,646,842	$3,767,225

Semi-Annual Report | April 30, 2015 (Unaudited)	33

Statements of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund

	For The Six Months Ended April 30, 2015 (Unaudited)	For The Year Ended October 31 2014	For The Six Months Ended April 30, 2015(Unaudited)	For The Year Ended October 31 2014
INVESTMENT ACTIVITIES:
Net investment income (loss)	$3,854,003	$1,572,754	$735,968	$560,031
Net realized gain on securities sold	2,897,380	1,038,220	1,333,184	170,580
Net change in unrealized appreciation (depreciation) of investment securities	1,748,109	28,651,752	859,875	12,277,868
Net Increase in Net Assets Resulting from Operations	8,499,492	31,262,726	2,929,027	13,008,479
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	(4,050,002)	(1,123,336)	(1,020,000)	(520,352)
Realized capital gains	–	–	(170,590)	–
Total Distributions	(4,050,002)	(1,123,336)	(1,190,590)	(520,352)
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	3,896,129	4,099,476	8,752,680	14,648,596
Shares issued in lieu of cash distributions	3,800,921	1,050,297	1,097,355	487,929
Shares redeemed	(16,650,529)	(32,871,826)	(13,437,657)	(14,716,139)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,953,479)	(27,722,053)	(3,587,622)	420,386
Total Increase (Decrease) in Net Assets	(4,503,989)	2,417,337	(1,849,185)	12,908,513
NET ASSETS:
Beginning of period	256,220,556	253,803,219	94,316,410	81,407,897
End of period	$251,716,567	$256,220,556	$92,467,225	$94,316,410
Including accumulated undistributed net investment income (loss)	$1,376,715	$1,572,714	$275,982	$560,014
SHARES ISSUED AND REDEEMED:
Issued	64,175	71,302	177,302	310,104
Issued in lieu of cash distributions	64,499	18,924	22,809	10,952
Redeemed	(273,873)	(574,251)	(271,498)	(315,812)
Net Increase (Decrease) in Share Transactions	(145,199)	(484,025)	(71,387)	5,244

The accompanying notes are an integral part of the financial statements.
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Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund

For The Six Months Ended April 30, 2015 (Unaudited)	For The Year Ended October 31 2014	For The Six Months Ended April 30, 2015 (Unaudited)	For The Year Ended October 31 2014	For The Six Months Ended April 30, 2015 (Unaudited)	For The Year Ended October 31 2014

$8,139	$27,365	$(18,463)	$(99,567)	$1,492,238	$531,842

204,069	591,101	388,730	3,061,954	2,003,750	1,454,897

90,657	564,217	455,957	(1,805,051)	4,951,090	18,362,300

302,865	1,182,683	826,224	1,157,336	8,447,078	20,349,039

(26,752)	(30,552)	–	–	(1,415,013)	(461,447)
(588,577)	(1,437,716)	(2,955,988)	(1,080,699)	–	–
(615,329)	(1,468,268)	(2,955,988)	(1,080,699)	(1,415,013)	(461,447)

60,243	321,174	195,392	455,729	15,002,378	50,459,120

595,902	1,387,471	2,897,201	1,057,216	1,320,557	439,119
(257,527)	(426,804)	(457,906)	(978,246)	(18,226,313)	(34,104,326)

398,618	1,281,841	2,634,687	534,699	(1,903,378)	16,793,913

86,154	996,256	504,923	611,336	5,128,687	36,681,505

8,491,372	7,495,116	13,915,423	13,304,087	142,273,152	105,591,647
$8,577,526	$8,491,372	$14,420,346	$13,915,423	$147,401,839	$142,273,152

$1,156	$19,769	$(18,463)	$–	$469,406	$392,181

4,451	22,589	13,149	25,790	893,547	3,297,940

45,454	106,729	207,536	62,696	81,016	30,715
(18,992)	(30,249)	(30,308)	(54,955)	(1,086,683)	(2,239,164)

30,913	99,069	190,377	33,531	(112,120)	1,089,491

Semi-Annual Report | April 30, 2015 (Unaudited)	35

Statements of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
	For The Six Months Ended April 30, 2015 (Unaudited)	For The Year Ended October 31 2014	For The Six Months Ended April 30, 2015 (Unaudited)	For The Year Ended October 31 2014
INVESTMENT ACTIVITIES:
Net investment income (loss)	$(104,368)	$(104,073)	$164,771	$297,008
Net realized gain on securities sold	1,307,560	2,491,551	3,190,368	4,756,038
Net change in unrealized appreciation of investment securities	1,443,650	3,030,459	412,086	4,682,803
Net Increase in Net Assets Resulting from Operations	2,646,842	5,417,937	3,767,225	9,735,849
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	(292,377)	(296,848)
Realized capital gains	–	–	(4,756,063)	(1,556,100)
Total Distributions	–	–	(5,048,440)	(1,852,948)
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	649,626	2,419,171	3,769,192	6,560,847
Shares issued in lieu of cash distributions	–	–	4,812,062	1,771,249
Shares redeemed	(1,459,949)	(3,551,156)	(3,400,571)	(8,483,535)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(810,323)	(1,131,985)	5,180,683	(151,439)
Total Increase in Net Assets	1,836,519	4,285,952	3,899,468	7,731,462
NET ASSETS:
Beginning of period	34,138,807	29,852,855	50,248,484	42,517,022
End of period	$35,975,326	$34,138,807	$54,147,952	$50,248,484
Including accumulated undistributed net investment income (loss)	$(204,057)	$(99,689)	$105,597	$233,203
SHARES ISSUED AND REDEEMED:
Issued	145,919	608,527	174,977	333,875
Issued in lieu of cash distributions	–	–	236,117	94,770
Redeemed	(327,833)	(899,915)	(156,808)	(428,961)
Net Increase (Decrease) in Share Transactions	(181,914)	(291,388)	254,286	(316)

The accompanying notes are an integral part of the financial statements.
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OAK ASSOCIATES FUNDS
This Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout the periods ended

	For the
	Six Months Ended
	April 30, 2015
	(Unaudited)
WHITE OAK SELECT GROWTH FUND
Net Asset Value Beginning of Period	$60.34
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.92
Realized and Unrealized Gain in Securities(a)	1.09
Total From Operations	2.01

Less Distributions:
Dividends from Net Investment Income	(0.97)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.97)
Net Asset Value End of Period	$61.38

Total Return(b)	3.39	%(c)
Net Assets End of Period (000)	$251,717

Ratio of Net Expenses to Average Net Assets	1.09	%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.05	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.09	%(d)
Portfolio Turnover Rate	5	%(c)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.
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Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010

$53.66	$42.50	$39.09	$37.56	$31.44

0.35	0.24	0.11	(0.03)	(0.20)
6.57	11.06	3.30	1.56	6.32
6.92	11.30	3.41	1.53	6.12

(0.24)	(0.14)	–	–	–
–	–	–	–	–
(0.24)	(0.14)	–	–	–
$60.34	$53.66	$42.50	$39.09	$37.56

12.94%	26.65%	8.72%	4.07%	19.47%
$256,221	$253,803	$228,596	$241,557	$259,184

1.10%	1.12%	1.16%	1.14%	1.25%
0.61%	0.50%	0.28%	(0.08)%	(0.58)%
1.10%	1.12%	1.16%	1.14%	1.34%
1%	89%	86%	12%	14%

Semi-Annual Report | April 30, 2015 (Unaudited)	39

Financial Highlights
For a share outstanding throughout the periods ended

	For the
	Six Months Ended
	April 30, 2015
	(Unaudited)
PIN OAK EQUITY FUND
Net Asset Value Beginning of Period	$49.76
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.39
Realized and Unrealized Gain in Securities(a)	1.16
Total From Operations	1.55

Less Distributions:
Dividends from Net Investment Income	(0.53)
Distributions from Capital Gains	(0.09)
Total Dividends and Distributions	(0.62)
Net Asset Value End of Period	$50.69

Total Return(b)	3.17	%(c)
Net Assets End of Period (000)	$92,467

Ratio of Net Expenses to Average Net Assets	1.10	%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.59	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.10	%(d)
Portfolio Turnover Rate	6	%(c)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.
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Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010

$43.07	$32.86	$28.52	$26.76	$22.74

0.30	0.26	0.21	(0.05)	0.07
6.67	10.18	4.13	1.90	3.96
6.97	10.44	4.34	1.85	4.03

(0.28)	(0.23)	–	(0.09)	(0.01)
–	–	–	–	–
(0.28)	(0.23)	–	(0.09)	(0.01)
$49.76	$43.07	$32.86	$28.52	$26.76

16.25%	31.94%	15.22%	6.92%	17.74%
$94,316	$81,408	$69,107	$64,214	$69,845

1.13%	1.16%	1.21%	1.20%	1.25%
0.64%	0.70%	0.68%	(0.16)%	0.27%

1.13%	1.16%	1.21%	1.20%	1.33%
5%	117%	98%	27%	35%

Semi-Annual Report | April 30, 2015 (Unaudited)	41

Financial Highlights
For a share outstanding throughout the periods ended

	For the
	Six Months Ended
	April 30, 2015
	(Unaudited)
ROCK OAK CORE GROWTH FUND
Net Asset Value Beginning of Period	$14.21
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.01
Realized and Unrealized Gain in Securities(a)	0.46
Total From Operations	0.47

Less Distributions:
Dividends from Net Investment Income	(0.04)
Distributions from Capital Gains	(0.99)
Total Dividends and Distributions	(1.03)
Net Asset Value End of Period	$13.65

Total Return(b)	3.63	%(c)
Net Assets End of Period (000)	$8,578

Ratio of Net Expenses to Average Net Assets	1.25	%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.52	%(d)
Portfolio Turnover Rate	13	%(c)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.
42	1-888-462-5386 | www.oakfunds.com

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010

$15.04	$11.78	$11.64	$11.16	$9.09

0.05	0.07	0.02	(0.04)	(0.06)
2.06	3.37	0.12	0.52	2.13
2.11	3.44	0.14	0.48	2.07

(0.06)	(0.05)	–	–	–
(2.88)	(0.13)	–	–	–
(2.94)	(0.18)	–	–	–
$14.21	$15.04	$11.78	$11.64	$11.16

15.89%	29.51%	1.20%	4.30%	22.77%
$8,491	$7,495	$6,512	$6,890	$6,744

1.25%	1.25%	1.25%	1.25%	1.25%
0.33%	0.53%	0.14%	(0.35)%	(0.59)%

1.58%	1.65%	1.79%	1.65%	1.54%
29%	65%	56%	40%	62%

Semi-Annual Report | April 30, 2015 (Unaudited)	43

Financial Highlights
For a share outstanding throughout the periods ended

	For the
	Six Months Ended
	April 30, 2015
	(Unaudited)
RIVER OAK DISCOVERY FUND
Net Asset Value Beginning of Period	$17.72
Income (Loss) From Operations
Net Investment Loss(a)	(0.02)
Realized and Unrealized Gain in Securities(a)	0.87
Total From Operations	0.85

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	(3.79)
Total Dividends and Distributions	(3.79)
Net Asset Value End of Period	$14.78

Total Return(b)	6.05	%(c)
Net Assets End of Period (000)	$14,420

Ratio of Net Expenses to Average Net Assets	1.35	%(d)
Ratio of Net Investment Loss to Average Net Assets	(0.26	)%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.46	%(d)
Portfolio Turnover Rate	7	%(c)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.
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Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010

$17.70	$13.46	$12.76	$12.84	$10.96

(0.13)	(0.08)	(0.07)	(0.08)	(0.10)
1.59	4.32	0.77	0.18	1.98
1.46	4.24	0.70	0.10	1.88

–	–	–	–	–
(1.44)	–	–	(0.18)	–
(1.44)	–	–	(0.18)	–
$17.72	$17.70	$13.46	$12.76	$12.84

8.69%	31.50%	5.49%	0.74%	17.15%
$13,915	$13,304	$10,766	$10,315	$9,125

1.35%	1.35%	1.35%	1.35%	1.35%
(0.71)%	(0.52)%	(0.54)%	(0.61)%	(0.83)%

1.48%	1.52%	1.62%	1.52%	1.57%
96%	63%	72%	92%	56%

Semi-Annual Report | April 30, 2015 (Unaudited)	45

Financial Highlights
For a share outstanding throughout the periods ended

	For the
	Six Months Ended
	April 30, 2015
	(Unaudited)
RED OAK TECHNOLOGY SELECT FUND
Net Asset Value Beginning of Period	$16.22
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.17
Realized and Unrealized Gain in Securities(a)	0.79
Total From Operations	0.96

Less Distributions:
Dividends from Net Investment Income	(0.16)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.16)
Net Asset Value End of Period	$17.02

Total Return(b)	5.97	%(c)
Net Assets End of Period (000)	$147,402

Ratio of Net Expenses to Average Net Assets	1.11	%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.03	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.11	%(d)
Portfolio Turnover Rate	3	%(c)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.
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Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010

$13.74	$9.79	$9.60	$8.67	$7.04

0.06	0.06	0.02	(0.04)	(0.05)
2.48	3.92	0.17	0.97	1.68
2.54	3.98	0.19	0.93	1.63

(0.06)	(0.03)	–	–	–
–	–	–	–	–
(0.06)	(0.03)	–	–	–
$16.22	$13.74	$9.79	$9.60	$8.67

18.54%	40.76%	1.98%	10.73%	23.15%
$142,273	$105,592	$64,882	$72,111	$65,415

1.15%	1.23%	1.30%	1.32%	1.35%
0.41%	0.50%	0.16%	(0.43)%	(0.70)%

1.15%	1.23%	1.30%	1.32%	1.53%
7%	15%	83%	24%	28%

Semi-Annual Report | April 30, 2015 (Unaudited)	47

Financial Highlights
For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2015 (Unaudited)
BLACK OAK EMERGING TECHNOLOGY FUND
Net Asset Value Beginning of Period	$4.25
Income (Loss) From Operations
Net Investment Loss(a)	(0.01)
Realized and Unrealized Gain or (Losses) in Securities(a)	0.34
Total From Operations	0.33

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$4.58

Total Return(b)	7.76	%(c)
Net Assets End of Period (000)	$35,975

Ratio of Net Expenses to Average Net Assets	1.25	%(d)
Ratio of Net Investment Loss to Average Net Assets	(0.60	)%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.25	%(d)
Portfolio Turnover Rate	10	%(c)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.
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Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010

$3.58	$2.67	$2.78	$2.94	$2.19

(0.01)	(0.01)	(0.03)	(0.04)	(0.03)
0.68	0.92	(0.08)	(0.12)	0.78
0.67	0.91	(0.11)	(0.16)	0.75

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$4.25	$3.58	$2.67	$2.78	$2.94

18.72%	34.08%	(3.96)%	(5.44)%	34.25%
$34,139	$29,853	$25,050	$28,993	$43,714

1.31%	1.35%	1.35%	1.35%	1.35%
(0.32)%	(0.19)%	(1.07)%	(1.16)%	(1.16)%

1.31%	1.39%	1.44%	1.35%	1.55%
41%	58%	33%	54%	99%

Semi-Annual Report | April 30, 2015 (Unaudited)	49

Financial Highlights
For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2015 (Unaudited)
LIVE OAK HEALTH SCIENCES FUND
Net Asset Value Beginning of Period	$22.25
Income (Loss) From Operations
Net Investment Income(a)	0.07
Realized and Unrealized Gain in Securities(a)	1.48
Total From Operations	1.55

Less Distributions:
Dividends from Net Investment Income	(0.13)
Distributions from Capital Gains	(2.12)
Total Dividends and Distributions	(2.25)
Net Asset Value End of Period	$21.55

Total Return(b)	7.52	%(c)
Net Assets End of Period (000)	$54,148

Ratio of Net Expenses to Average Net Assets	1.08	%(d)
Ratio of Net Investment Income to Average Net Assets	0.62	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.08	%(d)
Portfolio Turnover Rate	11	%(c)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.
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Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010

$18.83	$14.67	$14.00	$12.84	$11.00

0.13	0.13	0.10	0.06	0.02
4.11	4.90	1.09	1.72	2.22
4.24	5.03	1.19	1.78	2.24

(0.13)	(0.13)	(0.07)	(0.02)	–
(0.69)	(0.74)	(0.45)	(0.60)	(0.40)
(0.82)	(0.87)	(0.52)	(0.62)	(0.40)
$22.25	$18.83	$14.67	$14.00	$12.84

23.36%	36.07%	9.02%	14.46%	20.66%
$50,248	$42,517	$32,967	$29,071	$19,595

1.12%	1.15%	1.24%	1.25%	1.35%
0.64%	0.77%	0.73%	0.47%	0.17%

1.12%	1.15%	1.24%	1.25%	1.38%
15%	12%	16%	17%	22%

Semi-Annual Report | April 30, 2015 (Unaudited)	51

Notes to Financial Statements
As of April 30, 2015 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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Notes to Financial Statements
As of April 30, 2015 (Unaudited)

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The Funds held no repurchase agreements and held no investments under the Master Repurchase Agreement as of April 30, 2015.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Semi-Annual Report | April 30, 2015 (Unaudited)	53

Notes to Financial Statements
As of April 30, 2015 (Unaudited)

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1–Unadjusted quoted prices in active markets for identical  assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

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Notes to Financial Statements
As of April 30, 2015 (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2015.

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$250,165,171	$–	$–	$250,165,171
Short Term Investments	1,535,332	–	–	1,535,332
Total	$251,700,503	$–	$–	$251,700,503

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$91,938,856	$–	$–	$91,938,856
Short Term Investments	324,858	–	–	324,858
Total	$92,263,714	$–	$–	$92,263,714

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$8,557,998	$–	$–	$8,557,998
Short Term Investments	25,302	–	–	25,302
Total	$8,583,300	$–	$–	$8,583,300

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$13,921,921	$–	$–	$13,921,921
Short Term Investments	507,560	–	–	507,560
Total	$14,429,481	$–	$–	$14,429,481

Semi-Annual Report | April 30, 2015 (Unaudited)	55

Notes to Financial Statements
As of April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$146,739,423	$–	$–	$146,739,423
Short Term Investments	720,092	–	–	720,092
Total	$147,459,515	$–	$–	$147,459,515

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$35,009,068	$–	$–	$35,009,068
Short Term Investments	1,000,642	–	–	1,000,642
Total	$36,009,710	$–	$–	$36,009,710

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$52,615,948	$–	$–	$52,615,948
Short Term Investments	1,789,774	–	–	1,789,774
Total	$54,405,722	$–	$–	$54,405,722

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level I and 2 during the period. There were no Level 3 securities held during the period. It is the Funds’ policy to recognize transfers into and out of levels at the end of the reporting period.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Oak Associates, ltd., investment adviser to the Funds (the “Adviser”), ALPS Fund Services, Inc. the administrator, fund accountant and transfer agent for the Funds (“ALPS”), and/or ALPS Distributors, Inc. the Funds’ distributor (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers to the Trust. Pursuant to a PFO Services Agreement between ALPS and the Trust, ALPS provides a qualified person to serve as the Trust’s Principal Financial Officer (“PFO”). Principal financial officer fees payable pursuant to the terms of the PFO Services Agreement represent payments made by the Trust to ALPS and not to any individual employee of ALPS serving as PFO to the Trust.

5. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:

Administration: ALPS Fund Services, Inc. (the “Administrator”) serves as administrator to the Trust. The Trust and the Administrator have entered into an administration, bookkeeping and pricing services agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting, fund accounting services, and calculating the Funds’ daily net asset value, and provides all necessary office space, equipment, personnel and facilities for annual fee. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations there under. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 60 days’ prior written notice to the other party.

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Notes to Financial Statements
As of April 30, 2015 (Unaudited)

Administrative Fee: ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of the daily average aggregate net assets of the Trust for the period. Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Transfer Agent: ALPS Fund Services, Inc. (the “Transfer Agent”) serves as transfer agent, dividend paying agent and shareholder service agent for the Trust under a transfer agency and services agreement with the Trust.

Distribution: The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares. The Distributor has agreed to use its best efforts in distributing Fund shares but is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares.

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Equity Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for one year periods. The Adviser contractually agreed to continue this arrangement through February 28, 2015.*

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2015:

Advisory Fees as a Percentage of Average Net Assets
Fund	Annual Rate	Fee Waiver*	Net Annual Rate
White Oak Select Growth Fund	0.74%		0.74%
Pin Oak Equity Fund	0.74%		0.74%
Rock Oak Core Growth Fund	0.74%	(0.28%)	0.46%
River Oak Discovery Fund	0.90%	(0.12%)	0.78%
Red Oak Technology Select Fund	0.74%		0.74%
Black Oak Emerging Technology Fund	0.74%		0.74%
Live Oak Health Sciences Fund	0.74%		0.74%

U.S. Bank N.A. acts as custodian (the “Custodian”) for the Funds.

Semi-Annual Report | April 30, 2015 (Unaudited)	57

Notes to Financial Statements
As of April 30, 2015 (Unaudited)

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2015, were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$11,935,485	$20,460,283
Pin Oak Equity Fund	5,813,062	9,016,222
Rock Oak Core Growth Fund	1,412,480	1,101,115
River Oak Discovery Fund	1,066,546	894,425
Red Oak Technology Select Fund	4,158,603	5,390,714
Black Oak Emerging Technology Fund	3,265,596	4,202,074
Live Oak Health Sciences Fund	5,711,184	6,299,337

8. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses and certain other investments.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2015.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2014 is as follows:

	Long-Term Capital
	Ordinary Income	Gain	Total
White Oak Select Growth Fund	$1,123,336	$–	$1,123,336
Pin Oak Equity Fund	520,352	–	520,352
Rock Oak Core Growth Fund	240,263	1,228,005	1,468,268
River Oak Discovery Fund	–	1,080,699	1,080,699
Red Oak Technology Select Fund	461,447	–	461,447
Black Oak Emerging Technology Fund	–	–	–
Live Oak Health Sciences Fund	338,486	1,514,462	1,852,948

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Notes to Financial Statements
As of April 30, 2015 (Unaudited)

At October 31, 2014 the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

			Rock Oak			Black Oak	Live Oak
	White Oak	Pin Oak	Core	River Oak	Red Oak	Emerging	Health
	Select Growth	Equity	Growth	Discovery	Technology	Technology	Sciences
	Fund	Fund	Fund	Fund	Select Fund	Fund	Fund
2016	$21,527,380	$–	$–	$–	$–	$–	$–
2017	$9,015,798	$–	$–	$–	$2,127,624	$410,591	$–
Total	$30,543,178	$–	$–	$–	$2,127,624	$410,591	$–

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The following Fund elected to defer to the period ending October 31, 2015, late year ordinary losses in the amount of:

Amount
Black Oak Emerging Technology Fund	$99,689

At April 30, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$229,219,097	$35,574,485	$(13,093,079)	$22,481,406
Pin Oak Equity Fund	78,247,552	15,254,840	(1,238,678)	14,016,162
Rock Oak Core Growth Fund	6,156,557	2,534,708	(107,965)	2,426,743
River Oak Discovery Fund	11,425,299	3,869,464	(865,282)	3,004,182
Red Oak Technology Select Fund	110,562,816	39,318,789	(2,422,090)	36,896,699
Black Oak Emerging Technology Fund	25,193,864	11,786,229	(970,383)	10,815,846
Live Oak Health Sciences Fund	33,253,066	21,373,554	(220,898)	21,152,656

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the six months ended April 30, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Notes to Financial Statements
As of April 30, 2015 (Unaudited)

9. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2015, the James D. Oelschlager Trust owned 40.29% of the River Oak Discovery Fund.

10. TRUSTEE AND OFFICERS FEES:

As of April 30, 2015, there were seven Trustees, five of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer of $30,000 per year. The chairperson of the Audit Committee receives an additional retainer of $500 per calendar quarter and the Lead Independent Trustee receives an additional retainer of $1,500 per calendar quarter. In addition, each Independent Trustee is also paid a fee of $2,000 for each meeting of the Board of Trustees attended or participated in, as the case may be. The Trustees are paid $1,000 per each telephonic board meeting. The Independent Trustees are not paid an additional fee from the Trust for attendance at and/or participation in meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

11. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

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Additional Information
As of April 30, 2015 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

The advisory agreement between the Trust and the Adviser for each Fund of the Trust (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 8-9, 2015, the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 27, 2015. In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations (the “Adviser Materials”). Prior to the in-person Board meeting held on February 8-9, 2015, the Independent Trustees held a special meeting on January 26, 2015 via teleconference to discuss the Adviser Materials. Following the January 26, 2015 meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees for the February 8-9, 2015 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 8-9, 2015 in-person Board meeting, and received counsel from their independent legal counsel.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Trust officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process, and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Independent Trustees concluded that the Adviser was committed to the success of the Funds and determined that they would continue to review the adequacy of the resources the Adviser devoted to the management of the investment operations of the Funds and the Adviser’s performance of the associated administrative and compliance duties related to the management of the Funds. Further, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information as of December 31, 2014 for each of the Funds, including information comparing each Fund’s performance to that of various benchmarks and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”), both independent sources of investment company data.

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Additional Information
As of April 30, 2015 (Unaudited)

The Trustees also considered performance information in the Adviser Materials for each of the Funds as compared to each Fund’s benchmark, Lipper and Morningstar peer groups and any applicable comparable funds or accounts managed by the Adviser for various periods ending as of the Funds’ fiscal year ended October 31, 2014. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak Fund”), River Oak Discovery Fund (“River Oak Fund”), Pin Oak Equity Fund (“Pin Oak Fund”) and Red Oak Technology Select Fund, and in the case of the Live Oak Health Sciences Fund (“Live Oak Fund”), to a similarly managed fund for which the Adviser serves as sub-adviser. The Trustees also reviewed the Adviser’s commentary regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective Lipper and Morningstar peer groups and benchmark. The Trustees noted that the Funds’ relative performance was generally favorable, although some of the Funds significantly lagged their Lipper peer group, Morningstar peer group or benchmark for certain periods. With respect to the White Oak Fund, Rock Oak Core Growth Fund (“Rock Oak Fund”), Pin Oak Fund and Live Oak Fund, the Trustees noted that while absolute performance was strong for the fiscal year ended October 31, 2014 and the calendar year ended December 31, 2014, such Funds’ relative performance lagged their respective Morningstar and Lipper peer group averages. The Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of the White Oak Fund, Rock Oak Fund, Pin Oak Fund and Live Oak Fund, including, among other things, differences in such Funds’ respective investment strategies and portfolio construction in comparison to the peer funds included in their respective Morningstar and Lipper peer groups. The Board discussed with the Adviser the reasons behind such results for each applicable Fund, including the steps being undertaken by the Adviser to seek to improve such performance. In the case of each Fund with performance that lagged a relevant peer group or benchmark for certain periods (but not necessarily all periods), the Trustees considered other factors that supported the continuation of the Advisory Agreement, including the following: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with the Fund’s investment objective and policies; (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks; and (iii) that many of the Funds’ peers are larger in size than the corresponding Fund, and this factor may impact the relative performance of the Funds. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of each Fund was satisfactory.

The Trustees considered the advisory fees paid to the Adviser, the total expense ratios of each Fund, and the Adviser’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s peer funds compiled by the Trust’s administrator from data obtained from Lipper. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such accounts. The Trustees noted that the Adviser waived a portion of its advisory fee with respect to each of the Rock Oak Fund, River Oak Fund and Black Oak Emerging Technology Fund in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser. The Independent Trustees concluded that each Fund’s advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided, The Independent Trustees also concluded that the overall expense ratio for each Fund is reasonable in comparison to the average expense ratio of funds in each Fund’s respective Lipper category, and in light of various factors, such as Fund size and quality of service.

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Additional Information
As of April 30, 2015 (Unaudited)

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in selling other products and receipt of research paid for with Fund commissions (i.e., soft dollars) and the benefits to the Adviser in attracting and retaining other clients. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered whether there were economies of scale in managing the Funds, and in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant, including the Adviser Materials. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

Semi-Annual Report | April 30, 2015 (Unaudited)	63

CONTACT US

By Mail
Oak Associates Funds
P.O. Box 8233
Denver, CO 80201-8233

By Telephone 1-888-462-5386 Monday through Friday, 9:00 a.m. to 8:00 p.m. ET

On The Web www.oakfunds.com
Click on the My Oak Account section to take advantage of these features:
•	Trade Online
•	Access and Update Account Information
•	Go Paperless with eDelivery
•	View and download account history
•	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the  Securities and Exchange Commission for the first and third quarters of each fiscal  year on Form N-Q within sixty days after the end of the period. The Trust’s Forms  N-Q is available on the Commission’s website at http://www.sec.gov, and may be  reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained  by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to  vote proxies relating to portfolio securities, as well as information relating to how a  Fund voted proxies relating to portfolio securities during the most recent 12-month  period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by ALPS Distributors, Inc.

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes by which Shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) have concluded that such controls and procedures are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for each the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	July 1, 2015

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	July 1, 2015